SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 20:-      SUBSEQUENT EVENT

On March 10, 2014, the Company sold in a public offering  4,025,000 of its ordinary shares, including 525,000 shares sold pursuant to the underwriters’ full exercise of their over-allotment option, at a price of $ 8.00 per share. The Company’s net proceeds from this offering were approximately $ 29,700, after deducting underwriting discounts, commissions and other estimated offering expenses.